PIMCO Variable Insurance Trust

Supplement Dated September 27, 2012 to the
PIMCO All Asset Portfolio Administrative Class Prospectus; PIMCO All Asset Portfolio Advisor
Class Prospectus; PIMCO All Asset Portfolio Institutional Class Prospectus; and PIMCO All Asset
Portfolio Class M Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO All Asset Portfolio)

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section in the Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

In addition, effective immediately, the following disclosure is added after the third sentence of the second paragraph of the "Performance Information" section in the Portfolio Summary in each Prospectus:

The index reflects non-seasonally adjusted returns. As of November 1, 2012, the Portfolio's secondary benchmark index is the same CPI + 500 Basis Points benchmark as described, but with seasonally adjusted returns.